Related Parties: Schedule of Current Balances in Settlement with Related Metallurgical Plants (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Current Balances in Settlement with Related Metallurgical Plants:
Schedule of Current Balances in Settlement with Related Metallurgical Plants

	December 31,2011	December 31,2010
Assets
Trade accounts receivable	83,910	183,106
Prepayments and other current assets	29,985	328,912
Loans issued	944,530	–
	1,058,425	512,018
Liabilities
Trade accounts payable	129,630	91,122
Advanced received and other payables	48,115	721
	177,745	91,843